Investments in associates - Condensed statement of financial position and comprehensive income information of associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	₩ 691,795,333	₩ 664,433,230		₩ 641,864,522
Liabilities	635,473,468	611,009,672		₩ 591,648,572
Profit (loss)	4,478,000	4,755,514	₩ 4,112,628
Other comprehensive income	844,389	(1,005,775)	(617,789)
Total comprehensive income	5,322,389	3,749,739	₩ 3,494,839
BNP Paribas Cardif Life Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,937,652	2,528,558
Liabilities	2,675,629	2,327,352
Operating revenue	49,330	47,631
Profit (loss)	(17,674)	(11,901)
Other comprehensive income	54,555	(80,527)
Total comprehensive income	36,881	(92,428)
Partners 4th Growth Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		54,661
Liabilities		496
Operating revenue		14,432
Profit (loss)		27,663
Other comprehensive income		(18,774)
Total comprehensive income		8,889
KTB Newlake Global Healthcare PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		21,000
Liabilities		55
Operating revenue		3,091
Profit (loss)		2,996
Other comprehensive income		0
Total comprehensive income		2,996
Shinhan-Neoplux Energy Newbiz Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	72,503	66,792
Liabilities	1,883	978
Operating revenue	10,434	3,371
Profit (loss)	4,802	21,618
Other comprehensive income	0	0
Total comprehensive income	4,802	21,618
Shinhan-Albatross Tech Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	31,296	24,870
Liabilities	295	363
Operating revenue	10,919	1,469
Profit (loss)	9,109	10,429
Other comprehensive income	383	(383)
Total comprehensive income	9,492	10,046
KCGI-SingA330-A Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,299
Liabilities	1
Operating revenue	1,579
Profit (loss)	1,578
Other comprehensive income	0
Total comprehensive income	1,578
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		17,718
Liabilities		2
Operating revenue		14,888
Profit (loss)		14,888
Other comprehensive income		0
Total comprehensive income		14,888
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		8,569
Liabilities		6
Operating revenue		1,267
Profit (loss)		1,265
Other comprehensive income		0
Total comprehensive income		1,265
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,674	30,440
Liabilities	15	20
Operating revenue	4,003	3,963
Profit (loss)	1,987	1,691
Other comprehensive income	0	0
Total comprehensive income	1,987	1,691
Shinhan -Midas Dong-A Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,603	8,863
Liabilities	0	0
Operating revenue	0	3,749
Profit (loss)	(259)	3,011
Other comprehensive income	0	0
Total comprehensive income	(259)	3,011
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,511	18,660
Liabilities	252	269
Operating revenue	5,702	1,056
Profit (loss)	5,467	784
Other comprehensive income	0	0
Total comprehensive income	5,467	784
Shinhan Praxis K-Growth Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,097	26,086
Liabilities	1	4
Operating revenue	5	32,477
Profit (loss)	2	31,394
Other comprehensive income	0	0
Total comprehensive income	2	31,394
Kiwoom Milestone Professional Private Real Estate Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	46,585
Liabilities	38,867	38,663
Operating revenue	756	2,605
Profit (loss)	(311)	(2,584)
Other comprehensive income	0	0
Total comprehensive income	(311)	(2,584)
Shinhan Global Healthcare Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39	40
Liabilities	3,507	4,558
Operating revenue	0	0
Profit (loss)	(1)	(1,406)
Other comprehensive income	0	0
Total comprehensive income	(1)	(1,406)
KB NA Hickory Private Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	64,327	91,617
Liabilities	70	45
Operating revenue	4,636	17,394
Profit (loss)	(9,995)	8,543
Other comprehensive income	0	0
Total comprehensive income	(9,995)	8,543
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,606	45,492
Liabilities	1,899	1,798
Operating revenue	1,255	7,431
Profit (loss)	(2,601)	574
Other comprehensive income	0	0
Total comprehensive income	(2,601)	574
Hermes Private Investment Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		19,078
Liabilities		7
Operating revenue		0
Profit (loss)		(14,465)
Other comprehensive income		0
Total comprehensive income		(14,465)
Shinhan-Nvestor Liquidity Solution Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,720	26,085
Liabilities	289	249
Operating revenue	173	2,297
Profit (loss)	(342)	1,607
Other comprehensive income	0	0
Total comprehensive income	(342)	1,607
Shinhan AIM FoF Fund 1-A
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,571	40,471
Liabilities	29	27
Operating revenue	12,279	16,497
Profit (loss)	4,713	3,617
Other comprehensive income	0	0
Total comprehensive income	4,713	3,617
IGIS Global Credit Fund 150-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,155	18,779
Liabilities	12	14
Operating revenue	2,224	5,436
Profit (loss)	1,586	2,223
Other comprehensive income	0	0
Total comprehensive income	1,586	2,223
Partner One Value up I Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		18,496
Liabilities		68
Operating revenue		1,281
Profit (loss)		(9,798)
Other comprehensive income		0
Total comprehensive income		(9,798)
Genesis No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		262,825
Liabilities		2
Operating revenue		19,226
Profit (loss)		17,898
Other comprehensive income		0
Total comprehensive income		17,898
Korea Omega Project Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,709	15,610
Liabilities	0	0
Operating revenue	148	0
Profit (loss)	95	(2,624)
Other comprehensive income	0	0
Total comprehensive income	95	(2,624)
Genesis North America Power Company No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,989	20,898
Liabilities	1,487	138
Operating revenue	2,904	20,864
Profit (loss)	2,523	20,155
Other comprehensive income	0	0
Total comprehensive income	2,523	20,155
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	174,702	185,777
Liabilities	0	444
Operating revenue	42,498	0
Profit (loss)	34,779	(44,452)
Other comprehensive income	0	0
Total comprehensive income	34,779	(44,452)
KOREA FINANCE SECURITY CO., LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,392
Liabilities	14,629
Operating revenue	48,995
Profit (loss)	(1,136)
Other comprehensive income	0
Total comprehensive income	(1,136)
MIEL CO.,LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	422	422
Liabilities	565	565
Operating revenue	36	36
Profit (loss)	0	(1)
Other comprehensive income	0	0
Total comprehensive income	0	(1)
AIP Transportation Specialized Privately Placed Fund Trust #1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	130,174	125,545
Liabilities	373	86
Operating revenue	4,237	7,398
Profit (loss)	(38,058)	(3,978)
Other comprehensive income	0	0
Total comprehensive income	(38,058)	(3,978)
E&Healthcare Investment Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		2,839
Liabilities		0
Operating revenue		3,243
Profit (loss)		(14,623)
Other comprehensive income		0
Total comprehensive income		(14,623)
One Shinhan Global Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		9,575
Liabilities		80
Operating revenue		0
Profit (loss)		(6,263)
Other comprehensive income		0
Total comprehensive income		(6,263)
Kiwoom-Shinhan Innovation Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,081	19,130
Liabilities	373	249
Operating revenue	1,531	1,545
Profit (loss)	(325)	(1,581)
Other comprehensive income	0	0
Total comprehensive income	(325)	(1,581)
Midas Asset Global CRE Debt Private Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	138,202	139,200
Liabilities	1,352	662
Operating revenue	18,827	10,515
Profit (loss)	15,828	6,925
Other comprehensive income	0	0
Total comprehensive income	15,828	6,925
Samchully Midstream Private Placement Special Asset Fund 5-4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	77,296	71,399
Liabilities	28	47
Operating revenue	15,914	16,238
Profit (loss)	4,186	(4,512)
Other comprehensive income	0	0
Total comprehensive income	4,186	(4,512)
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,283	122,479
Liabilities	10	23
Operating revenue	5,351	4,534
Profit (loss)	5,130	1,007
Other comprehensive income	0	0
Total comprehensive income	5,130	1,007
NH-Amundi Global Infrastructure Trust 14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	62,431	69,933
Liabilities	2	14
Operating revenue	10,567	14,823
Profit (loss)	2,796	3,201
Other comprehensive income	0	0
Total comprehensive income	2,796	3,201
Jarvis Memorial Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		9,887
Liabilities		4
Operating revenue		384
Profit (loss)		380
Other comprehensive income		0
Total comprehensive income		380
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	58,814	55,618
Liabilities	38	20
Operating revenue	12,899	15,784
Profit (loss)	4,319	379
Other comprehensive income	0	0
Total comprehensive income	4,319	379
Milestone Private Real Estate Fund 3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	54,945	59,697
Liabilities	0	212
Operating revenue	5,117	1,865
Profit (loss)	(7,989)	(4,045)
Other comprehensive income	0	0
Total comprehensive income	(7,989)	(4,045)
Nomura-Rifa Private Real Estate Investment Trust 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	93,950	95,314
Liabilities	71,946	71,795
Operating revenue	1,882	13,708
Profit (loss)	(192)	108
Other comprehensive income	0	0
Total comprehensive income	(192)	108
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,760	13,967
Liabilities	6	6
Operating revenue	17,929	2,226
Profit (loss)	13,371	(9,585)
Other comprehensive income	0	0
Total comprehensive income	13,371	(9,585)
FuturePlay-Shinhan Tech Innovation Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,922	13,832
Liabilities	227	0
Operating revenue	2,392	2
Profit (loss)	1,861	(465)
Other comprehensive income	0	0
Total comprehensive income	1,861	(465)
Stonebridge Corporate 1st Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,390	8,211
Liabilities	0	0
Operating revenue	1,262	1,575
Profit (loss)	1,179	1,493
Other comprehensive income	0	0
Total comprehensive income	1,179	1,493
Vogo Realty Partners Private Real Estate Fund V
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	49,968	50,529
Liabilities	86	83
Operating revenue	4,879	3,851
Profit (loss)	1,179	3,637
Other comprehensive income	0	0
Total comprehensive income	1,179	3,637
Korea Credit Bureau
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	129,155	144,765
Liabilities	54,287	88,766
Operating revenue	160,189	141,445
Profit (loss)	19,880	(29,498)
Other comprehensive income	0	0
Total comprehensive income	19,880	(29,498)
Goduck Gangil1 PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	209,615	212,608
Liabilities	192,311	206,893
Operating revenue	340,451	187,295
Profit (loss)	11,493	21,478
Other comprehensive income	0	0
Total comprehensive income	11,493	21,478
SBC PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	472,860	424,242
Liabilities	309,802	290,391
Operating revenue	0	0
Profit (loss)	(5,733)	(4,471)
Other comprehensive income	0	0
Total comprehensive income	(5,733)	(4,471)
NH-amundi global infra private fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	102,499	112,489
Liabilities	1,195	66
Operating revenue	291	32,982
Profit (loss)	(10,397)	22,026
Other comprehensive income	0	0
Total comprehensive income	(10,397)	22,026
IMM Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		451,407
Liabilities		4,821
Operating revenue		25,234
Profit (loss)		(48,679)
Other comprehensive income		0
Total comprehensive income		(48,679)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,359	43,941
Liabilities	716	552
Operating revenue	29,833	25,185
Profit (loss)	2,504	2,665
Other comprehensive income	0	0
Total comprehensive income	2,504	2,665
Sparklabs-Shinhan Opportunity Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,916	9,356
Liabilities	9	0
Operating revenue	1,834	1,951
Profit (loss)	848	1,652
Other comprehensive income	0	0
Total comprehensive income	848	1,652
BNW Tech-Innovation Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		20,303
Liabilities		763
Operating revenue		92
Profit (loss)		(161)
Other comprehensive income		0
Total comprehensive income		(161)
IGIS Real-estate Private Investment Trust No.33
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	91,806	89,582
Liabilities	54,428	53,964
Operating revenue	15,927	5,202
Profit (loss)	2,642	3,387
Other comprehensive income	0	0
Total comprehensive income	2,642	3,387
WWG Global Real Estate Investment Trust no.4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		34,970
Liabilities		11
Operating revenue		4,402
Profit (loss)		1,169
Other comprehensive income		0
Total comprehensive income		1,169
Goduck Gangil10 PFV Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	129,399	179,923
Liabilities	103,864	163,660
Operating revenue	158,905	210,961
Profit (loss)	9,272	24,625
Other comprehensive income	0	0
Total comprehensive income	9,272	24,625
Fidelis Global Private Real Estate Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	745	30,217
Liabilities	52	32
Operating revenue	0	0
Profit (loss)	(9)	(821)
Other comprehensive income	0	0
Total comprehensive income	(9)	(821)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	170,567	169,704
Liabilities	1,159	969
Operating revenue	1,097	17,932
Profit (loss)	37	13,514
Other comprehensive income	0	0
Total comprehensive income	37	13,514
Shinhan Global Healthcare Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	31	32
Liabilities	183	192
Operating revenue	1	1
Profit (loss)	(2)	(75)
Other comprehensive income	0	0
Total comprehensive income	(2)	(75)
Shinhan AIM Real Estate Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	90,066	84,946
Liabilities	1,140	806
Operating revenue	19,579	10,262
Profit (loss)	4,783	(4,595)
Other comprehensive income	0	0
Total comprehensive income	4,783	(4,595)
Shinhan AIM Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	247,193	239,734
Liabilities	296	27,259
Operating revenue	89,979	15,006
Profit (loss)	3,070	11,925
Other comprehensive income	0	0
Total comprehensive income	3,070	11,925
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	158,010	148,236
Liabilities	55	75
Operating revenue	18,673	4,456
Profit (loss)	13,942	2,688
Other comprehensive income	0	0
Total comprehensive income	13,942	2,688
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	69,059	66,408
Liabilities	361	301
Operating revenue	2,753	655
Profit (loss)	2,583	(4,315)
Other comprehensive income	0	0
Total comprehensive income	2,583	(4,315)
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,554	34,479
Liabilities	31	42
Operating revenue	2,926	4,149
Profit (loss)	750	2,310
Other comprehensive income	0	0
Total comprehensive income	750	2,310
Korea Omega-Shinhan Project Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,261	20,043
Liabilities	0	0
Operating revenue	3,356	1,776
Profit (loss)	3,216	1,555
Other comprehensive income	0	0
Total comprehensive income	3,216	1,555
Samsung SRA Real Estate Professional Private 45
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	128,943	93,284
Liabilities	3,215	7,161
Operating revenue	13	5,721
Profit (loss)	(44)	(7,106)
Other comprehensive income	0	0
Total comprehensive income	(44)	(7,106)
IBK Global New Renewable Energy Special Asset Professional Private2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	111,460	115,311
Liabilities	36	41
Operating revenue	16,458	8,791
Profit (loss)	(9,724)	8,504
Other comprehensive income	0	0
Total comprehensive income	(9,724)	8,504
VS Cornerstone Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,094	8,098
Liabilities	127	0
Operating revenue	0	1
Profit (loss)	(133)	(131)
Other comprehensive income	0	0
Total comprehensive income	(133)	(131)
Aone Mezzanine Opportunity Professional Private
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		8,006
Liabilities		229
Operating revenue		992
Profit (loss)		729
Other comprehensive income		0
Total comprehensive income		729
NH-Amundi US Infrastructure Private Fund2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	114,783	123,363
Liabilities	45	72
Operating revenue	60,166	32,302
Profit (loss)	8,411	9,571
Other comprehensive income	0	0
Total comprehensive income	8,411	9,571
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,797	21,202
Liabilities	85	99
Operating revenue	9,439	6,709
Profit (loss)	1,137	2,901
Other comprehensive income	0	0
Total comprehensive income	1,137	2,901
Kakao-Shinhan 1st TNYT Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	40,992	44,003
Liabilities	134	134
Operating revenue	77	14,778
Profit (loss)	(3,012)	14,054
Other comprehensive income	0	0
Total comprehensive income	(3,012)	14,054
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		13,058
Liabilities		39
Operating revenue		6,499
Profit (loss)		(1,494)
Other comprehensive income		0
Total comprehensive income		(1,494)
Pacific Private Placement Real Estate Fund No.40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	145,871	145,569
Liabilities	98,869	98,572
Operating revenue	4,152	4,155
Profit (loss)	3,031	3,122
Other comprehensive income	0	0
Total comprehensive income	3,031	3,122
Mastern Private Real Estate Loan Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,081	19,200
Liabilities	24	175
Operating revenue	1,049	919
Profit (loss)	989	759
Other comprehensive income	0	0
Total comprehensive income	989	759
LB Scotland Amazon Fulfillment Center Fund 29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,187	42,291
Liabilities	93	39
Operating revenue	7,071	2,226
Profit (loss)	4,339	795
Other comprehensive income	0	0
Total comprehensive income	4,339	795
JR AMC Hungary Budapest Office Fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	40,697	38,247
Liabilities	1,742	0
Operating revenue	8,394	3,493
Profit (loss)	3,081	3,493
Other comprehensive income	0	0
Total comprehensive income	3,081	3,493
EDNCENTRAL Co.,Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	120,947	114,856
Liabilities	163,105	138,293
Operating revenue	657	1,193
Profit (loss)	(18,592)	(9,338)
Other comprehensive income	0	0
Total comprehensive income	(18,592)	(9,338)
Future-Creation Neoplux Venture Capital Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,097	30,109
Liabilities	3,601	3,949
Operating revenue	6,093	13,584
Profit (loss)	(4,198)	7,591
Other comprehensive income	0	0
Total comprehensive income	(4,198)	7,591
Gyeonggi-Neoplux Superman Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,409	25,739
Liabilities	1,174	623
Operating revenue	2,874	12,768
Profit (loss)	(1,889)	(5,587)
Other comprehensive income	0	0
Total comprehensive income	(1,889)	(5,587)
NewWave 6th Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,704	45,981
Liabilities	984	849
Operating revenue	5,322	2,167
Profit (loss)	585	(3,053)
Other comprehensive income	0	0
Total comprehensive income	585	(3,053)
Neoplux No.3 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	195,669	207,723
Liabilities	5,877	3,194
Operating revenue	24,125	10,686
Profit (loss)	(14,695)	(21,454)
Other comprehensive income	0	0
Total comprehensive income	(14,695)	(21,454)
PCC Amberstone Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	82,150	89,577
Liabilities	2,509	2,892
Operating revenue	13,537	9,177
Profit (loss)	4,144	(10,097)
Other comprehensive income	0	0
Total comprehensive income	4,144	(10,097)
KIAMCO POWERLOAN TRUST 4TH
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	95,224	91,908
Liabilities	15	24
Operating revenue	8,657	5,024
Profit (loss)	8,193	1,117
Other comprehensive income	0	0
Total comprehensive income	8,193	1,117
Mastern Opportunity Seeking Real Estate Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	59,113	73,584
Liabilities	0	40
Operating revenue	11,061	13,201
Profit (loss)	11,043	(2,950)
Other comprehensive income	0	0
Total comprehensive income	11,043	(2,950)
AION ELFIS PROFESSIONAL PRIVATE 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		17,833
Liabilities		2
Operating revenue		395
Profit (loss)		(4,280)
Other comprehensive income		0
Total comprehensive income		(4,280)
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		19,257
Liabilities		22
Operating revenue		10,655
Profit (loss)		10,381
Other comprehensive income		0
Total comprehensive income		10,381
Neoplux Market-Frontier Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	53,425	71,633
Liabilities	597	904
Operating revenue	17,711	29,131
Profit (loss)	708	16,720
Other comprehensive income	0	0
Total comprehensive income	708	16,720
Harvest Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,718	14,387
Liabilities	217	157
Operating revenue	119	119
Profit (loss)	(613)	(831)
Other comprehensive income	0	0
Total comprehensive income	(613)	(831)
Synergy Green New Deal 1st New Technology Business Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,618	37,743
Liabilities	0	0
Operating revenue	764	4,283
Profit (loss)	(610)	3,883
Other comprehensive income	0	0
Total comprehensive income	(610)	3,883
KAIM Real-estate Private Investment Trust 20
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		3,089
Liabilities		0
Operating revenue		820
Profit (loss)		820
Other comprehensive income		0
Total comprehensive income		820
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,693	13,473
Liabilities	21	18
Operating revenue	2,644	5,271
Profit (loss)	658	2,438
Other comprehensive income	0	0
Total comprehensive income	658	2,438
SHINHAN-NEO Core Industrial Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	27,494	19,037
Liabilities	123	124
Operating revenue	8,970	136
Profit (loss)	8,456	(486)
Other comprehensive income	0	0
Total comprehensive income	8,456	(486)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	77,888	83,453
Liabilities	34	36
Operating revenue	3,376	3,580
Profit (loss)	2,913	1,158
Other comprehensive income	0	0
Total comprehensive income	2,913	1,158
ST-Bonanja Food tech
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		6,775
Liabilities		0
Operating revenue		202
Profit (loss)		(275)
Other comprehensive income		0
Total comprehensive income		(275)
KTC-NP Growth Champ 2011-2 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		27,070
Liabilities		5,349
Operating revenue		463
Profit (loss)		(5,288)
Other comprehensive income		0
Total comprehensive income		(5,288)
Daishin New Technology Investment Fund 5th
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		10,384
Liabilities		15
Operating revenue		227
Profit (loss)		107
Other comprehensive income		0
Total comprehensive income		107
SIMONE Mezzanine Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	4,179	10,427
Liabilities	3	8
Operating revenue	2,625	120
Profit (loss)	521	(129)
Other comprehensive income	0	0
Total comprehensive income	521	(129)
Eum Private Equity Fund No.7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,658	43,679
Liabilities	6	6
Operating revenue	632	7,116
Profit (loss)	(19)	6,587
Other comprehensive income	0	0
Total comprehensive income	(19)	6,587
Kiwoom Hero No.4 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,580	16,731
Liabilities	228	26
Operating revenue	356	399
Profit (loss)	(356)	191
Other comprehensive income	0	(3,936)
Total comprehensive income	(356)	(3,745)
Vogo Canister Professional Trust Private Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	249,535	127,808
Liabilities	124,697	61
Operating revenue	19,630	22,709
Profit (loss)	7,122	8,743
Other comprehensive income	0	0
Total comprehensive income	7,122	8,743
SW-S Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		23,919
Liabilities		0
Operating revenue		1,978
Profit (loss)		1,728
Other comprehensive income		0
Total comprehensive income		1,728
CL Buyout 1st PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		60,144
Liabilities		214
Operating revenue		1
Profit (loss)		(5,704)
Other comprehensive income		0
Total comprehensive income		(5,704)
Timefolio The Venture-V second
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,125	19,764
Liabilities	135	0
Operating revenue	8,764	0
Profit (loss)	8,226	(2,296)
Other comprehensive income	0	0
Total comprehensive income	8,226	(2,296)
Newlake Growth Capital Partners2 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		42,358
Liabilities		592
Operating revenue		0
Profit (loss)		(829)
Other comprehensive income		0
Total comprehensive income		(829)
Shinhan Smilegate Global PEF I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,053	28,792
Liabilities	3,305	0
Operating revenue	14	6,610
Profit (loss)	(477)	6,118
Other comprehensive income	0	0
Total comprehensive income	(477)	6,118
Genesis Eco No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,676	39,363
Liabilities	0	4
Operating revenue	1	657
Profit (loss)	(686)	1,400
Other comprehensive income	0	0
Total comprehensive income	(686)	1,400
SHINHAN-NEO Market-Frontier 2nd Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	78,108	81,123
Liabilities	1,596	513
Operating revenue	4,660	8,166
Profit (loss)	(14,099)	2,985
Other comprehensive income	0	0
Total comprehensive income	(14,099)	2,985
NH-Synergy Core Industrial New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,437	17,269
Liabilities	0	0
Operating revenue	1,813	0
Profit (loss)	168	100
Other comprehensive income	0	0
Total comprehensive income	168	100
J& Moorim Jade Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,829	21,837
Liabilities	57	1
Operating revenue	1,054	1,134
Profit (loss)	1,097	969
Other comprehensive income	0	0
Total comprehensive income	1,097	969
Helios-KDBC Digital Contents 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,785	14,518
Liabilities	85	87
Operating revenue	19	3,529
Profit (loss)	1,535	3,272
Other comprehensive income	0	0
Total comprehensive income	1,535	3,272
Ulmus SHC innovation investment fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,060	20,326
Liabilities	0	0
Operating revenue	2,967	1
Profit (loss)	2,734	(1,275)
Other comprehensive income	0	0
Total comprehensive income	2,734	(1,275)
Mirae Asset Partners X Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		21,850
Liabilities		33
Operating revenue		2
Profit (loss)		(185)
Other comprehensive income		0
Total comprehensive income		(185)
T Core Industrial Technology 1st Venture PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,541	14,405
Liabilities	22	12
Operating revenue	216	208
Profit (loss)	(874)	(20)
Other comprehensive income	0	0
Total comprehensive income	(874)	(20)
Fine Value POST IPO No.5 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,441
Liabilities	26
Operating revenue	3,921
Profit (loss)	3,740
Other comprehensive income	0
Total comprehensive income	3,740
Curious Finale Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		12,986
Liabilities		61
Operating revenue		946
Profit (loss)		522
Other comprehensive income		0
Total comprehensive income		522
TI First Property Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,773	7,817
Liabilities	17	0
Operating revenue	1,353	432
Profit (loss)	445	432
Other comprehensive income	0	0
Total comprehensive income	445	432
MPLUS Professional Private Real Estate Fund 25
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,946	12,395
Liabilities	6,286	2,242
Operating revenue	0	686
Profit (loss)	(4,495)	686
Other comprehensive income	0	0
Total comprehensive income	(4,495)	686
IBKC Global Contents Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,634	18,739
Liabilities	359	78
Operating revenue	1,127	0
Profit (loss)	611	(1,603)
Other comprehensive income	0	0
Total comprehensive income	611	(1,603)
Nautic Smart No.6 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		3,212
Liabilities		91
Operating revenue		2,718
Profit (loss)		2,531
Other comprehensive income		0
Total comprehensive income		2,531
Premier Luminous Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		35,763
Liabilities		63
Operating revenue		10,762
Profit (loss)		10,534
Other comprehensive income		0
Total comprehensive income		10,534
Hanyang-Meritz 1 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,202	15,348
Liabilities	0	0
Operating revenue	1,093	41
Profit (loss)	903	(74)
Other comprehensive income	0	0
Total comprehensive income	903	(74)
KNT 2ND PRIVATE EQUITY FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		5,182
Liabilities		5
Operating revenue		6,186
Profit (loss)		5,983
Other comprehensive income		0
Total comprehensive income		5,983
Kiwoom-Shinhan Innovation Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,555	26,475
Liabilities	170	176
Operating revenue	5,952	16
Profit (loss)	5,431	(947)
Other comprehensive income	0	0
Total comprehensive income	5,431	(947)
Maple Mobility Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		83,540
Liabilities		1
Operating revenue		40,442
Profit (loss)		40,066
Other comprehensive income		0
Total comprehensive income		40,066
ETRI Holdings-Shinhan 1st Unicorn Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,590
Liabilities	0
Operating revenue	6
Profit (loss)	(199)
Other comprehensive income	0
Total comprehensive income	(199)
SJ ESG Innovative Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,693	14,689
Liabilities	0	0
Operating revenue	127	4,319
Profit (loss)	4	4,195
Other comprehensive income	0	0
Total comprehensive income	4	4,195
AVES 1st Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,331	6,641
Liabilities	72	3
Operating revenue	0	431
Profit (loss)	(380)	422
Other comprehensive income	0	0
Total comprehensive income	(380)	422
JS Shinhan Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	123,099	128,728
Liabilities	0	1
Operating revenue	8	12
Profit (loss)	(1,470)	(2,098)
Other comprehensive income	0	0
Total comprehensive income	(1,470)	(2,098)
Daishin Newgen New Technology Investment Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,044	11,298
Liabilities	25	25
Operating revenue	907	184
Profit (loss)	747	38
Other comprehensive income	0	(8,314)
Total comprehensive income	747	(8,276)
META ESG Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,063	21,380
Liabilities	0	0
Operating revenue	31	2
Profit (loss)	(314)	(341)
Other comprehensive income	0	0
Total comprehensive income	(314)	(341)
SWFV FUND-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		22,678
Liabilities		0
Operating revenue		0
Profit (loss)		(1,287)
Other comprehensive income		0
Total comprehensive income		(1,287)
PHAROS DK FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,179	15,918
Liabilities	21	32
Operating revenue	838	0
Profit (loss)	165	(403)
Other comprehensive income	0	0
Total comprehensive income	165	(403)
Shinhan VC tomorrow venture fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	114,834	68,808
Liabilities	730	850
Operating revenue	3,462	2,775
Profit (loss)	147	(645)
Other comprehensive income	0	0
Total comprehensive income	147	(645)
H-IOTA Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,721	38,933
Liabilities	338	149
Operating revenue	966	356
Profit (loss)	564	(64)
Other comprehensive income	0	0
Total comprehensive income	564	(64)
Highland 2021-8 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		14,924
Liabilities		154
Operating revenue		0
Profit (loss)		(228)
Other comprehensive income		0
Total comprehensive income		(228)
Stonebridge-Shinhan Unicorn Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,551	34,621
Liabilities	0	0
Operating revenue	3	3
Profit (loss)	(6,069)	(866)
Other comprehensive income	0	0
Total comprehensive income	(6,069)	(866)
Tres-Yujin Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,820	20,010
Liabilities	102	3
Operating revenue	712	1,114
Profit (loss)	710	1,111
Other comprehensive income	0	0
Total comprehensive income	710	1,111
Shinhan-Time mezzanine blind Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,243	26,625
Liabilities	0	0
Operating revenue	2,237	42
Profit (loss)	1,617	(3,260)
Other comprehensive income	0	0
Total comprehensive income	1,617	(3,260)
Capstone REITs No.26
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,661	16,709
Liabilities	35,161	9,006
Operating revenue	9,371	0
Profit (loss)	4,395	(486)
Other comprehensive income	0	0
Total comprehensive income	4,395	(486)
JB Incheon-Bucheon REITS No.54
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,667	12,695
Liabilities	5	5
Operating revenue	0	2
Profit (loss)	(27)	(26)
Other comprehensive income	0	0
Total comprehensive income	(27)	(26)
Hankook Smart Real Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,032	21,085
Liabilities	26	105
Operating revenue	2,052	1,408
Profit (loss)	2,026	1,368
Other comprehensive income	0	0
Total comprehensive income	2,026	1,368
JB Hwaseong-Hadong REITs No.53
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,065	16,090
Liabilities	5	6
Operating revenue	1	2
Profit (loss)	(27)	(27)
Other comprehensive income	0	0
Total comprehensive income	(27)	(27)
KB Oaktree Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,012	25,822
Liabilities	8	8
Operating revenue	6,097	3,266
Profit (loss)	2,502	210
Other comprehensive income	0	0
Total comprehensive income	2,502	210
Daehan No.36 Office Asset Management Company
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	153,846	141,037
Liabilities	107,055	96,073
Operating revenue	6,232	5,231
Profit (loss)	882	2,047
Other comprehensive income	0	0
Total comprehensive income	882	2,047
Rhinos Premier Mezzanine Private Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,965	2,880
Liabilities	20	7
Operating revenue	98	1,137
Profit (loss)	83	1,073
Other comprehensive income	0	0
Total comprehensive income	83	1,073
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	211,192	192,904
Liabilities	59	53
Operating revenue	11,320	11,005
Profit (loss)	6,949	5,638
Other comprehensive income	0	0
Total comprehensive income	6,949	5,638
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	166,822	163,349
Liabilities	84	82
Operating revenue	8,934	5,679
Profit (loss)	3,328	5,076
Other comprehensive income	0	0
Total comprehensive income	3,328	5,076
SKS-Yozma Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,315	22,110
Liabilities	740	0
Operating revenue	4,529	2,505
Profit (loss)	3,337	2,196
Other comprehensive income	0	0
Total comprehensive income	3,337	2,196
KDBC-Midas Dong-A Global contents Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,500	18,412
Liabilities	62	19
Operating revenue	71	7,110
Profit (loss)	45	5,689
Other comprehensive income	0	0
Total comprehensive income	45	5,689
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		11,446
Liabilities		6
Operating revenue		1,527
Profit (loss)		1,333
Other comprehensive income		0
Total comprehensive income		1,333
NH Kyobo AI Solution Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		12,601
Liabilities		0
Operating revenue		2,182
Profit (loss)		2,002
Other comprehensive income		0
Total comprehensive income		2,002
IBKC-METIS Global Contents Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		12,513
Liabilities		0
Operating revenue		1
Profit (loss)		1,513
Other comprehensive income		0
Total comprehensive income		1,513
Keistone Unicorn Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		22,318
Liabilities		0
Operating revenue		0
Profit (loss)		(176)
Other comprehensive income		0
Total comprehensive income		(176)
KB Distribution Private Real Estate 3-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	69,558	71,093
Liabilities	289	24
Operating revenue	67	85
Profit (loss)	42	14
Other comprehensive income	0	0
Total comprehensive income	42	14
Pacific Private Investment Trust No.49-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	40,024	36,126
Liabilities	5,491	0
Operating revenue	0	0
Profit (loss)	(437)	(23)
Other comprehensive income	0	0
Total comprehensive income	(437)	(23)
KIWOOM Real estate private placement fund for normal investors No. 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,278	14,278
Liabilities	14	14
Operating revenue	0	435
Profit (loss)	(16)	260
Other comprehensive income	0	0
Total comprehensive income	(16)	260
RIFA Real estate private placement fund for normal investoes No. 51
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,358	14,343
Liabilities	29	28
Operating revenue	1	218
Profit (loss)	(16)	170
Other comprehensive income	0	0
Total comprehensive income	(16)	170
Fivetree general private equity fund No.15
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,184	24,606
Liabilities	29	33
Operating revenue	817	2,003
Profit (loss)	788	1,920
Other comprehensive income	0	0
Total comprehensive income	788	1,920
Shinhan-Kunicorn first Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,126	25,658
Liabilities	0	0
Operating revenue	9	10
Profit (loss)	(534)	(442)
Other comprehensive income	0	0
Total comprehensive income	(534)	(442)
Harvest Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		35,577
Liabilities		89
Operating revenue		6,855
Profit (loss)		6,388
Other comprehensive income		0
Total comprehensive income		6,388
Shinhan-Quantum Startup Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,105
Liabilities	0
Operating revenue	40
Profit (loss)	(270)
Other comprehensive income	0
Total comprehensive income	(270)
Shinhan Simone Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,582	12,468
Liabilities	4	0
Operating revenue	311	24
Profit (loss)	107	(532)
Other comprehensive income	0	0
Total comprehensive income	107	(532)
Korea Investment develop seed Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,168	26,334
Liabilities	338	730
Operating revenue	582	1,806
Profit (loss)	478	1,702
Other comprehensive income	0	0
Total comprehensive income	478	1,702
Tiger Green alpah Trust No.29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,054	28,200
Liabilities	51	54
Operating revenue	2,634	1,431
Profit (loss)	2,473	658
Other comprehensive income	0	0
Total comprehensive income	2,473	658
STIC ALT Global II Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,848	45,480
Liabilities	130	130
Operating revenue	5	2
Profit (loss)	(630)	(649)
Other comprehensive income	0	0
Total comprehensive income	(630)	(649)
NH-Brain EV Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,499	46,369
Liabilities	0	0
Operating revenue	4	2
Profit (loss)	(1,868)	(5,631)
Other comprehensive income	0	0
Total comprehensive income	(1,868)	(5,631)
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,817	42,665
Liabilities	8	43
Operating revenue	0	0
Profit (loss)	(1,809)	(1,466)
Other comprehensive income	0	0
Total comprehensive income	(1,809)	(1,466)
Leverent-Frontier 4th Venture PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,792
Liabilities	0
Operating revenue	1,530
Profit (loss)	1,380
Other comprehensive income	0
Total comprehensive income	1,380
Find-Green New Deal 2nd Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,779	19,969
Liabilities	0	0
Operating revenue	2	26
Profit (loss)	(190)	(181)
Other comprehensive income	0	0
Total comprehensive income	(190)	(181)
ShinhanFitrin 1st Technology Business Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,025	27,520
Liabilities	73	76
Operating revenue	3,160	1
Profit (loss)	2,758	(2,556)
Other comprehensive income	0	0
Total comprehensive income	2,758	(2,556)
PARATUS No.3 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		19,372
Liabilities		123
Operating revenue		0
Profit (loss)		(250)
Other comprehensive income		0
Total comprehensive income		(250)
Golden Route 2nd Startup Venture Specialized Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		13,272
Liabilities		58
Operating revenue		73
Profit (loss)		14
Other comprehensive income		0
Total comprehensive income		14
Koramco Private Real Estate Fund 143
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,026	10,006
Liabilities	23	6
Operating revenue	11	4
Profit (loss)	2	0
Other comprehensive income	0	0
Total comprehensive income	2	0
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,815	45,126
Liabilities	740	649
Operating revenue	5,900	4,554
Profit (loss)	5,849	4,499
Other comprehensive income	0	0
Total comprehensive income	5,849	4,499
LB YoungNam Logistics Private Trust No.40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,139	39,001
Liabilities	10	9
Operating revenue	2,561	191
Profit (loss)	2,538	169
Other comprehensive income	0	0
Total comprehensive income	2,538	169
Shinhan-Cognitive Start-up Fund L.P.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,518	30,744
Liabilities	254	386
Operating revenue	2,557	899
Profit (loss)	2,197	384
Other comprehensive income	0	0
Total comprehensive income	2,197	384
IGEN2022 No.1 private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		32,483
Liabilities		122
Operating revenue		3,166
Profit (loss)		2,737
Other comprehensive income		0
Total comprehensive income		2,737
Cornerstone J&M Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,129	13,355
Liabilities	47	2
Operating revenue	3	1
Profit (loss)	(274)	(147)
Other comprehensive income	0	0
Total comprehensive income	(274)	(147)
Logisvalley Shinhan REIT Co.,Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	78,925	79,248
Liabilities	56,307	55,619
Operating revenue	4,840	1,000
Profit (loss)	(1,017)	(296)
Other comprehensive income	0	0
Total comprehensive income	(1,017)	(296)
DA Value-Honest New Technology Investment Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,329
Liabilities	0
Operating revenue	10,911
Profit (loss)	10,910
Other comprehensive income	0
Total comprehensive income	10,910
Shinhan-Ji and Tec Smart Innovation Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,954
Liabilities	0
Operating revenue	21
Profit (loss)	(820)
Other comprehensive income	0
Total comprehensive income	(820)
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,318
Liabilities	382
Operating revenue	6
Profit (loss)	(416)
Other comprehensive income	0
Total comprehensive income	(416)
KDB Investment Global Healthcare Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		143,070
Liabilities		276
Operating revenue		0
Profit (loss)		(2,206)
Other comprehensive income		0
Total comprehensive income		(2,206)
Korea Investment Green Newdeal Infra Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,689	20,438
Liabilities	21	7
Operating revenue	52	0
Profit (loss)	21	(70)
Other comprehensive income	0	0
Total comprehensive income	21	(70)
BTS 2nd Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,136	15,018
Liabilities	742	513
Operating revenue	101	1
Profit (loss)	(1,116)	(625)
Other comprehensive income	0	0
Total comprehensive income	(1,116)	(625)
Shinhan Global Active REIT Co.Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	191,211	192,742
Liabilities	97,944	98,372
Operating revenue	0	0
Profit (loss)	(766)	(1,703)
Other comprehensive income	0	0
Total comprehensive income	(766)	(1,703)
NH-J&-IBKC Label Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,347	35,481
Liabilities	294	4
Operating revenue	13	2
Profit (loss)	(428)	(123)
Other comprehensive income	0	0
Total comprehensive income	(428)	(123)
IMM Global Venture Opportunity, LP
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		8,775
Liabilities		0
Operating revenue		0
Profit (loss)		0
Other comprehensive income		0
Total comprehensive income		0
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		11,196
Liabilities		2
Operating revenue		72
Profit (loss)		49
Other comprehensive income		0
Total comprehensive income		49
NH-Daishin-Kyobo healthcare 1 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		15,792
Liabilities		0
Operating revenue		17
Profit (loss)		(208)
Other comprehensive income		0
Total comprehensive income		(208)
Hanyang Time Mezzanine Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,543
Liabilities	0
Operating revenue	127
Profit (loss)	43
Other comprehensive income	0
Total comprehensive income	43
Shinhan-isquare Venture PEF 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,741
Liabilities	25
Operating revenue	3
Profit (loss)	(528)
Other comprehensive income	0
Total comprehensive income	(528)
Capstone Develop Frontier Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,305	32,000
Liabilities	83	0
Operating revenue	5,942	0
Profit (loss)	5,859	0
Other comprehensive income	0	0
Total comprehensive income	5,859	0
Nextrade Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	140,424	141,561
Liabilities	19,174	140
Operating revenue	6,626	0
Profit (loss)	(8,432)	(2,323)
Other comprehensive income	0	0
Total comprehensive income	(8,432)	(2,323)
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,814	15,865
Liabilities	1,200	0
Operating revenue	908	4
Profit (loss)	798	4
Other comprehensive income	0	0
Total comprehensive income	798	4
Eventus-IBKC LIB Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,326	27,617
Liabilities	8	27
Operating revenue	3,215	6
Profit (loss)	2,729	(4,409)
Other comprehensive income	0	0
Total comprehensive income	2,729	(4,409)
IBKC-Behigh Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,829	10,992
Liabilities	0	0
Operating revenue	31	1
Profit (loss)	(165)	(108)
Other comprehensive income	0	0
Total comprehensive income	(165)	(108)
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		16,569
Liabilities		150
Operating revenue		1
Profit (loss)		(181)
Other comprehensive income		0
Total comprehensive income		(181)
ON No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,625	18,767
Liabilities	0	0
Operating revenue	125	0
Profit (loss)	(144)	(2,233)
Other comprehensive income	0	0
Total comprehensive income	(144)	(2,233)
Digital New Deal Kappa Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,576	16,569
Liabilities	0	149
Operating revenue	1	1
Profit (loss)	(408)	(180)
Other comprehensive income	0	0
Total comprehensive income	(408)	(180)
IBKCJS New Technology Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,842
Liabilities	0
Operating revenue	4,123
Profit (loss)	3,842
Other comprehensive income	0
Total comprehensive income	3,842
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	47,055
Liabilities	0
Operating revenue	3
Profit (loss)	(945)
Other comprehensive income	0
Total comprehensive income	(945)
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	337,617	362,896
Liabilities	0	66
Operating revenue	32,744	10,788
Profit (loss)	19,052	(18,077)
Other comprehensive income	0	0
Total comprehensive income	19,052	₩ (18,077)
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,082
Liabilities	35
Operating revenue	5,917
Profit (loss)	3,496
Other comprehensive income	0
Total comprehensive income	3,496
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	4,248
Liabilities	19
Operating revenue	247
Profit (loss)	228
Other comprehensive income	0
Total comprehensive income	228
TogetherKorea Private Investment Trust No. 6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,273
Liabilities	1
Operating revenue	223
Profit (loss)	218
Other comprehensive income	0
Total comprehensive income	218
TogetherKorea Private Investment Trust No. 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,273
Liabilities	1
Operating revenue	223
Profit (loss)	218
Other comprehensive income	0
Total comprehensive income	218
Kiwoom Core Industrial Technology Investment Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,058
Liabilities	29
Operating revenue	592
Profit (loss)	518
Other comprehensive income	0
Total comprehensive income	518
Penture K-Content Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,938
Liabilities	338
Operating revenue	196
Profit (loss)	(1,721)
Other comprehensive income	0
Total comprehensive income	(1,721)
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,684
Liabilities	121
Operating revenue	785
Profit (loss)	438
Other comprehensive income	0
Total comprehensive income	438
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,806
Liabilities	15
Operating revenue	1,007
Profit (loss)	992
Other comprehensive income	0
Total comprehensive income	992
Shinhan-timefolio Bio Development Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,420
Liabilities	170
Operating revenue	23
Profit (loss)	(150)
Other comprehensive income	0
Total comprehensive income	(150)
Shinhan M&A-ESG Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,154
Liabilities	285
Operating revenue	31
Profit (loss)	(791)
Other comprehensive income	0
Total comprehensive income	(791)
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	37,231
Liabilities	41
Operating revenue	3,710
Profit (loss)	3,548
Other comprehensive income	0
Total comprehensive income	3,548
KDBC meta-enter New Technology investment fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,889
Liabilities	2
Operating revenue	0
Profit (loss)	(215)
Other comprehensive income	0
Total comprehensive income	(215)
Shinhan Time Secondary Blind New Technology Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,009
Liabilities	0
Operating revenue	50
Profit (loss)	9
Other comprehensive income	0
Total comprehensive income	9
Shinhan DS Secondary Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,709
Liabilities	15
Operating revenue	14,179
Profit (loss)	14,156
Other comprehensive income	0
Total comprehensive income	14,156
Shinhan-openwater pre-IPO Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,947
Liabilities	0
Operating revenue	2
Profit (loss)	(55)
Other comprehensive income	0
Total comprehensive income	(55)
Shinhan-Eco Venture Fund 2nd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,067
Liabilities	42
Operating revenue	1
Profit (loss)	(100)
Other comprehensive income	0
Total comprehensive income	(100)
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,885
Liabilities	0
Operating revenue	65
Profit (loss)	(115)
Other comprehensive income	0
Total comprehensive income	(115)
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,417
Liabilities	0
Operating revenue	1
Profit (loss)	(133)
Other comprehensive income	0
Total comprehensive income	(133)
Shinhan HB Wellness 1st Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,285
Liabilities	0
Operating revenue	17
Profit (loss)	(17)
Other comprehensive income	0
Total comprehensive income	(17)
Korea real Asset Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,625
Liabilities	20
Operating revenue	170
Profit (loss)	(193)
Other comprehensive income	0
Total comprehensive income	(193)
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	278,662
Liabilities	205,204
Operating revenue	3,943
Profit (loss)	(650)
Other comprehensive income	0
Total comprehensive income	(650)
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,175
Liabilities	444
Operating revenue	2,875
Profit (loss)	2,331
Other comprehensive income	0
Total comprehensive income	2,331
Time Robotics New Technology Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,284
Liabilities	0
Operating revenue	0
Profit (loss)	(114)
Other comprehensive income	0
Total comprehensive income	(114)
Ascent-welcome Tehcnology Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	31,722
Liabilities	0
Operating revenue	2
Profit (loss)	(828)
Other comprehensive income	0
Total comprehensive income	(828)
Igis General PE Real Estate Investment Trust 517-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	54,015
Liabilities	289
Operating revenue	0
Profit (loss)	(274)
Other comprehensive income	0
Total comprehensive income	(274)
Consus Osansegyo No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,209
Liabilities	0
Operating revenue	24
Profit (loss)	22
Other comprehensive income	0
Total comprehensive income	22
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	123,657
Liabilities	99,729
Operating revenue	1,285
Profit (loss)	(2,073)
Other comprehensive income	0
Total comprehensive income	(2,073)
Shinhan AIM Private Fund of Fund 9-B
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	96,124
Liabilities	51
Operating revenue	9,992
Profit (loss)	3,928
Other comprehensive income	0
Total comprehensive income	3,928
Shinhan General Private Real Estate Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,175
Liabilities	410
Operating revenue	591
Profit (loss)	564
Other comprehensive income	0
Total comprehensive income	564
NH Absolute Project L General Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,863
Liabilities	65
Operating revenue	7
Profit (loss)	1,556
Other comprehensive income	0
Total comprehensive income	1,556
Paros Kosdaq Venture General Private Investment Trust No. 5
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,998
Liabilities	3
Operating revenue	5
Profit (loss)	(9)
Other comprehensive income	0
Total comprehensive income	(9)
Happy Pet Life Care New Technology Investment Association No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,868
Liabilities	347
Operating revenue	1,868
Profit (loss)	1,520
Other comprehensive income	0
Total comprehensive income	1,520
Shinhan-Soo Secondary Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,764
Liabilities	0
Operating revenue	0
Profit (loss)	(1)
Other comprehensive income	0
Total comprehensive income	₩ (1)